(22) TAXES, FEES AND CONTRIBUTIONS PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Current
IRPJ (corporate income tax)	R$ 156,240	R$ 73,058	R$ 482,734
CSLL (social contribution on net income)	62,721	27,392
Income tax and social contribution	218,961	100,450
ICMS (State VAT)	435,155	430,149
PIS (tax on revenue)	36,657	30,760
COFINS (tax on revenue)	168,195	152,945
PIS/COFINS installments	9,323
Income tax withholding on interest on capital	40,099
Others	52,105	51,135
Other taxes	741,536	664,989
Total current	960,497	765,438
Noncurrent
Income Tax - IRPJ	156,198
ICMS (State VAT)	805	722
PIS/COFINS installments		8,919
Other taxes	805	9,691
Total noncurrent	R$ 157,003	R$ 9,691